Average Annual Total Returns	12 Months Ended	26 Months Ended	60 Months Ended	80 Months Ended	81 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive SoFi US 500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.60%		15.25%		16.99%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	15.69%	15.49%
SoFi Social 50 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	30.18%		16.34%	17.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.43%
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.74%		15.25%		17.00%
Performance Inception Date					Apr. 10, 2019
SoFi Select 500 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.43%		14.90%		16.63%
SoFi Select 500 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.64%		12.20%		13.95%
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.87%		15.89%	17.59%
Performance Inception Date				May 07, 2019
SoFi Social 50 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.75%		15.61%	17.39%
SoFi Social 50 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.75%		12.71%	14.46%
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(10.25%)	(1.25%)
Performance Inception Date		Nov. 14, 2023
SoFi Enhanced Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(11.31%)	(4.11%)
SoFi Enhanced Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	(2.04%)